Contract liabilities - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contract liabilities
Current contract liabilities	€ 23,172	€ 22,956
Non-current contract liabilities	5,252	3,853
Transaction price allocated to remaining performance obligations	943,900	979,300
Customer prepayments
Disclosure of contract liabilities
Revenue that was included in contract liability balance at beginning of period	21,213	11,403
Contract liabilities
Disclosure of contract liabilities
Revenue that was included in contract liability balance at beginning of period	3,223	3,585
Not later than one year
Disclosure of contract liabilities
Transaction price allocated to remaining performance obligations	€ 622,400	€ 541,700